Percentage of Revenue Earned by Geographical Area (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Nigeria
Segment Reporting Information [Line Items]
Percentage of revenue earned by geographical area	63.60%	100.00%
Brazil
Segment Reporting Information [Line Items]
Percentage of revenue earned by geographical area	22.10%
Gulf of Mexico
Segment Reporting Information [Line Items]
Percentage of revenue earned by geographical area	14.30%